Property, plant and equipment - Summary of Changes to property, plant and equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	€ 50,380
Ending Cost	42,111	€ 50,380
Laboratory Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	18,108
Ending Cost	15,344	18,108
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	2,489
Ending Cost	2,227	2,489
Office Equipment And Installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	1,749
Ending Cost	1,576	1,749
Lease Hold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	28,034
Ending Cost	22,964	28,034
Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	82,443	66,612
Additions	6,248	12,879
Disposals	(10,517)	(13)
Currency translation differences	(6,300)	2,965
Ending Cost	71,874	82,443
Gross carrying amount [Member] | Laboratory Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	38,407	30,266
Additions	3,747	7,101
Disposals	(5,367)	(5)
Currency translation differences	(2,426)	1,045
Ending Cost	34,361	38,407
Gross carrying amount [Member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	7,583	6,710
Additions	928	763
Disposals	(3,046)	0
Currency translation differences	(222)	110
Ending Cost	5,243	7,583
Gross carrying amount [Member] | Office Equipment And Installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	5,036	4,223
Additions	471	709
Disposals	(1,774)	(8)
Currency translation differences	(227)	112
Ending Cost	3,506	5,036
Gross carrying amount [Member] | Lease Hold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	31,417	25,413
Additions	1,102	4,306
Disposals	(330)	0
Currency translation differences	(3,425)	1,698
Ending Cost	28,764	31,417
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	(32,063)	(22,865)
Additions	(9,031)	(8,626)
Disposals	9,767	10
Currency translation differences	1,564	(582)
Ending Cost	(29,763)	(32,063)
Accumulated depreciation [Member] | Laboratory Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	(20,299)	(15,750)
Additions	(4,450)	(4,172)
Disposals	4,812	3
Currency translation differences	920	(380)
Ending Cost	(19,017)	(20,299)
Accumulated depreciation [Member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	(5,094)	(4,157)
Additions	(1,062)	(877)
Disposals	3,014	0
Currency translation differences	126	(60)
Ending Cost	(3,016)	(5,094)
Accumulated depreciation [Member] | Office Equipment And Installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	(3,287)	(2,533)
Additions	(480)	(730)
Disposals	1,757	7
Currency translation differences	80	(31)
Ending Cost	(1,930)	(3,287)
Accumulated depreciation [Member] | Lease Hold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	(3,383)	(425)
Additions	(3,039)	(2,847)
Disposals	184	0
Currency translation differences	438	(111)
Ending Cost	€ (5,800)	€ (3,383)